Annual Total Returns ((PIMCO High Yield Spectrum Fund))	0 Months Ended
Jul. 31, 2012
(Institutional) | Institutional Class
Bar Chart Table:
Annual Return 2011	2.71%
(Retail) | Class A
Bar Chart Table:
Annual Return 2011	2.36%